Other (Loss) Gain (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other gains and losses [Line Items]
Unrealized gain on non-hedging derivatives	$ (0.9)	$ (0.3)
Revision to reclamation for closed sites	(3.3)	0.0
Reduction of obligation to renounce flow-through exploration expenditures	0.7	2.7
Holding and Arbitration Costs	(2.9)	(5.0)
Loss on disposal of assets	1.9	0.7
Other	(1.5)	(2.3)
Other loss	(23.8)	(5.1)
Silver Stream
Disclosure of other gains and losses [Line Items]
Gain (loss) on fair value adjustment	0.0	2.6
Milestone Payments
Disclosure of other gains and losses [Line Items]
Unrealized gain on non-hedging derivatives	(13.4)	(1.1)
Holding Costs	$ (0.6)	$ (1.0)